SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 324,977	$ 324,934	$ 248,419
GERMANY
Segment Reporting Information [Line Items]
Revenues	111,826	126,367	119,500
United States [Member]
Segment Reporting Information [Line Items]
Revenues	88,333	94,743	45,305
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	63,842	52,165	58,446
Spain [Member]
Segment Reporting Information [Line Items]
Revenues	39,448	30,946	7,465
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 21,528	$ 20,713	$ 17,703